Financial Instruments and Risk Management (Details 1)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments And Risk Management
Aa2		100.00%
B2	68.00%
BBB+	29.00%
Not assigned	3.00%
Total	100.00%	100.00%